Shareholder Report, Average Annual Return (Details) 191525_Davidson Multi Cap Equity Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	7.19%	8.12%	12.28%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	11.07%	8.90%	12.69%
S&P Composite 1500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 TR
Average Annual Return, Percent	22.87%	13.01%	15.18%